Balance Sheets - USD ($)	Nov. 30, 2017	Sep. 30, 2017	Dec. 31, 2016
SDA Mill, Audited
ASSETS
Cash and cash equivalents	$ 19,909		$ 49,819
Trade and other receivables, net of allowance for doubtful accounts of $36,329 and $0	50,185		252,213
Taxes receivable	359,241		664,716
Prepaid expenses	477		15,105
Total current assets	429,812		981,853
Property, plant and equipment, net of accumulated depreciation and impairment of $886,298 and $884,435, respectively	262,904		283,262
Total Assets	692,716		1,265,115
Current Assets
Cash and cash equivalents	19,909		49,819
Taxes receivable	359,241		664,716
Prepaid expenses	477		15,105
Non-Current Assets
Property, Plant and Equipment, Gross	1,149,202		1,167,697
LIABILITIES AND EQUITY
Accounts payable and accrued liabilities	111,171		67,416
Taxes payable	54,460		30,350
Due to related party	384,490		601,674
Loans payable - related party	1,919,903		1,518,946
Due to Magellan	49,871		0
Royalties payable	49,443		49,392
Total current liabilities	2,569,338		2,267,778
Asset retirement obligation	122,024		109,631
Total liabilities	2,691,362		2,377,409
Parent's investment	3,324,623		3,324,623
Accumulated deficit	(5,639,635)		(4,886,751)
Accumulated other comprehensive loss	316,366		449,834
Total equity	(1,998,646)		(1,112,294)
Total liabilities and equity	692,716		1,265,115
Current Liabilities
Royalties payable	49,443		49,392
Long-Term Liabilities
Asset retirement obligation	122,024		109,631
Shareholders' Deficit
Accumulated other comprehensive loss	316,366		449,834
Accumulated deficit	(5,639,635)		(4,886,751)
Total equity	(1,998,646)		$ (1,112,294)
Pro Forma, Unaudited | Magellan
ASSETS
Cash and cash equivalents		$ 1,427
Taxes receivable		0
Prepaid expenses		33,792
Total Assets		618,607
Current Assets
Cash and cash equivalents		1,427
Accounts receivable		0
Taxes receivable		0
Prepaid expenses		33,792
Option to acquire SDA Mill		150,000
Non-Current Assets
Property, Plant and Equipment, Gross		0
Goodwill		0
Mineral rights, net of impairment		323,200
Investment in Rio Silver equity securities		110,188
Investment in SDA Mill		0
LIABILITIES AND EQUITY
Royalties payable		0
Asset retirement obligation		0
Total liabilities		1,882,843
Accumulated deficit		(3,164,658)
Accumulated other comprehensive loss		(862)
Total equity		(1,264,236)
Total liabilities and equity		618,607
Current Liabilities
Accounts payable		146,730
Accrued liabilities		191,479
Line of credit - related party		932,500
Notes payable		0
Notes and loans payable - related parties		340,000
Accrued interest - related parties		211,034
Advances payable - related party		61,100
Due to Magellan		0
Royalties payable		0
Long-Term Liabilities
Asset retirement obligation		0
Shareholders' Deficit
Common Stock, Value		75,881
Additional paid-in capital		1,825,403
Accumulated other comprehensive loss		(862)
Accumulated deficit		(3,164,658)
Total equity		$ (1,264,236)
Pro Forma, Unaudited | SDA Mill
ASSETS
Cash and cash equivalents	19,909
Taxes receivable	359,241
Prepaid expenses	477
Total Assets	692,716
Current Assets
Cash and cash equivalents	19,909
Accounts receivable	50,185
Taxes receivable	359,241
Prepaid expenses	477
Option to acquire SDA Mill	0
Non-Current Assets
Property, Plant and Equipment, Gross	262,904
Goodwill	0
Mineral rights, net of impairment	0
Investment in Rio Silver equity securities	0
Investment in SDA Mill	0
LIABILITIES AND EQUITY
Royalties payable	49,443
Asset retirement obligation	122,024
Total liabilities	2,691,362
Accumulated deficit	(5,639,635)
Accumulated other comprehensive loss	316,366
Total equity	(1,998,646)
Total liabilities and equity	692,716
Current Liabilities
Accounts payable	111,171
Accrued liabilities	54,460
Line of credit - related party	0
Notes payable	0
Notes and loans payable - related parties	1,919,903
Accrued interest - related parties	0
Advances payable - related party	384,490
Due to Magellan	49,871
Royalties payable	49,443
Long-Term Liabilities
Asset retirement obligation	122,024
Shareholders' Deficit
Common Stock, Value	3,324,623
Additional paid-in capital	0
Accumulated other comprehensive loss	316,366
Accumulated deficit	(5,639,635)
Total equity	(1,998,646)
Pro Forma, Unaudited | Pro-forma Adjustments
ASSETS
Cash and cash equivalents	(850,000)
Taxes receivable	(359,241)
Prepaid expenses	(477)
Total Assets	842,915
Current Assets
Cash and cash equivalents	(850,000)
Accounts receivable	(50,185)
Taxes receivable	(359,241)
Prepaid expenses	(477)
Option to acquire SDA Mill	(150,000)
Non-Current Assets
Property, Plant and Equipment, Gross	970,096
Goodwill	365,049
Mineral rights, net of impairment	0
Investment in Rio Silver equity securities	0
Investment in SDA Mill	1,476,025
LIABILITIES AND EQUITY
Royalties payable	(49,443)
Asset retirement obligation	0
Total liabilities	(1,469,338)
Accumulated deficit	5,639,635
Accumulated other comprehensive loss	(316,366)
Total equity	2,312,253
Total liabilities and equity	842,915
Current Liabilities
Accounts payable	(111,171)
Accrued liabilities	(54,460)
Line of credit - related party	0
Notes payable	50,000
Notes and loans payable - related parties	1,050,000
Accrued interest - related parties	0
Advances payable - related party	(384,490)
Due to Magellan	(49,871)
Royalties payable	(49,443)
Long-Term Liabilities
Asset retirement obligation	0
Shareholders' Deficit
Common Stock, Value	14,201
Additional paid-in capital	411,824
Accumulated other comprehensive loss	(316,366)
Accumulated deficit	5,639,635
Total equity	2,312,253
Pro Forma, Unaudited | Pro-forma Combined
ASSETS
Cash and cash equivalents	89,009
Taxes receivable	0
Prepaid expenses	33,792
Total Assets	2,154,238
Current Assets
Cash and cash equivalents	89,009
Accounts receivable	0
Taxes receivable	0
Prepaid expenses	33,792
Option to acquire SDA Mill	0
Non-Current Assets
Property, Plant and Equipment, Gross	1,233,000
Goodwill	365,049
Mineral rights, net of impairment	323,200
Investment in Rio Silver equity securities	110,188
Investment in SDA Mill	0
LIABILITIES AND EQUITY
Royalties payable	0
Asset retirement obligation	122,024
Total liabilities	3,104,867
Accumulated deficit	(3,277,076)
Accumulated other comprehensive loss	(862)
Total equity	(950,629)
Total liabilities and equity	2,154,238
Current Liabilities
Accounts payable	146,730
Accrued liabilities	191,479
Line of credit - related party	932,500
Notes payable	50,000
Notes and loans payable - related parties	1,390,000
Accrued interest - related parties	211,034
Advances payable - related party	61,100
Due to Magellan	0
Royalties payable	0
Long-Term Liabilities
Asset retirement obligation	122,024
Shareholders' Deficit
Common Stock, Value	90,082
Additional paid-in capital	2,237,227
Accumulated other comprehensive loss	(862)
Accumulated deficit	(3,277,076)
Total equity	$ (950,629)